Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 726,422	$ 205,164
Cost of Revenue	(222,206)	(88,888)
Gross profit	504,216	116,276
Selling and marketing expenses	(3,580)	(154)
General and administrative expenses	(648,667)	(537,862)
Loss on disposal of a subsidiary	(42,346)
Operating loss	(190,377)	(421,740)
Other income(expenses), net	2,447	(1,547)
Loss before income taxes	(187,930)	(423,287)
Income tax (expenses) benefits	(3,229)	9,866
Net loss	(191,159)	(413,421)
Foreign currency translation differences	3,753	(5,347)
Total comprehensive loss for the years	$ (187,406)	$ (418,768)
Basic and diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding-Basic and diluted	302,734,900	302,734,900